Derivative Instruments - Additional Information (Detail) $ in Millions							3 Months Ended						9 Months Ended	12 Months Ended
	Feb. 10, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jul. 08, 2019 USD ($)	Jan. 25, 2019 USD ($)	Jan. 25, 2019 USD ($)	Mar. 28, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 10, 2020 CAD ($)	Dec. 09, 2019 CAD ($)	Jul. 08, 2019 CAD ($)	Jan. 29, 2019 USD ($)	Jan. 25, 2019 CAD ($)	Jan. 24, 2019 USD ($)	Oct. 11, 2018 CAD ($)	Mar. 28, 2018 CAD ($)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount																			$ 95	$ 161,200,000	$ 90		$ 112	$ 101
Foreign currency forward contract gains (loss)	$ 500,000		$ 600,000	$ 2,100,000	$ 2,100,000	$ 2,200,000	$ (988,609)	$ (1,932,451)	$ 4,566,795	$ (84,696)	$ (1,039,585)	$ (846,581)		$ (3,226,682)	$ 5,251,438	$ (4,101,495)
Other income (expense)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Change in fair value of derivatives not designated in hedging relationships														0.6	0
Gain (loss) on foreign currency hedge contract, ineffective portion							$ (400,000)						$ 100,000	(400,000)	$ 1,000,000
Interest Rate Swaps
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount																						$ 161,000,000
Foreign Exchange Option
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount																			95					$ 90
Foreign Currency Forward
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount																	$ 95	$ 95	$ 95		$ 95
Senior Term Loan | Interest Rate Swaps | Reclassified Out of Accumulated Other Comprehensive Income
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Settlement payment of interest rate swaps														600,000
Senior Term Loan | Interest Rate Swaps | Termination
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 75,700,000												$ 75,700,000
Settlement payment of interest rate swaps		$ 600,000